RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)		3 Months Ended		4 Months Ended	7 Months Ended
	Sep. 09, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liability	$ 5,598,227	$ 13,045,299	$ 1,825,433	$ 1,825,433	$ 4,525,250
Total Liabilities	5,598,227	18,675,738	5,938,775	5,938,775	8,696,808
Class A common stock subject to possible redemption	105,848,020		105,400,927		102,489,230
Class A Common Stock	133		137	137	166
Additional Paid-in Capital	5,227,183	18,991,736	5,674,272	5,674,272	8,585,940
Accumulated Deficit	$ (227,601)	(13,992,293)	$ (674,687)	(674,687)	$ (3,586,390)
Number of Class A Common Stock Subject to Redemption	10,584,802		10,540,093		10,248,923
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Change in fair value of warrant liability		8,520,049	$ 396,833	396,833	$ 3,096,650
Transaction costs allocated to warrant liabilty			226,601	226,601	226,601
Net loss		$ (10,405,903)	(673,687)	(574,687)	$ (3,586,390)
Weighted average shares outstanding of common stock		405,000			405,000
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Net loss		$ (10,405,903)		(674,687)	$ (3,586,390)
Allocation of initial public offering costs			226,601	226,601	226,601
Change in fair value of warrant liability		8,520,049	$ 396,833	396,833	3,096,650
Initial classification of warrant liability				1,428,600	1,428,600
Initial classification of common stock subject to possible redemption				105,848,020	105,848,020
Change in value of common stock subject to possible redemption		$ 10,405,900		$ (447,093)	$ (3,358,790)
Class A redeemable common stock
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Weighted average shares outstanding of common stock		11,500,000	11,500,000	11,500,000	11,500,000
Basic and diluted income per share		$ 0.00	$ 0.00	$ 0.00	$ 0.00
Class A and Class B non-redeemable common stock
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Weighted average shares outstanding of common stock		3,280,000	3,280,000	3,280,000	3,100,220
Basic and diluted income per share		$ (3.17)	$ (0.16)	$ (0.16)	$ (1.16)
As Previously Reported
CONDENSED CONSOLIDATED BALANCE SHEETS
Total Liabilities	$ 4,169,627		$ 4,113,342	$ 4,113,342	$ 4,171,558
Class A common stock subject to possible redemption	107,276,620		107,226,360		107,014,480
Class A Common Stock	118		118	118	120
Additional Paid-in Capital	5,000,597		5,050,857	5,050,857	5,262,735
Accumulated Deficit	$ (1,000)		$ (51,253)	(51,253)	$ (263,139)
Number of Class A Common Stock Subject to Redemption	10,727,662		10,722,636		10,701,448
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Change in fair value of warrant liability				0	$ 0
Transaction costs allocated to warrant liabilty					0
Net loss			$ (50,253)	(51,253)	(263,139)
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Net loss				(51,253)	(263,139)
Allocation of initial public offering costs					0
Change in fair value of warrant liability				0	0
Initial classification of warrant liability				0	0
Initial classification of common stock subject to possible redemption				107,276,620	107,276,620
Change in value of common stock subject to possible redemption				$ (50,260)	$ (103,590)
As Previously Reported | Class A redeemable common stock
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Weighted average shares outstanding of common stock			11,500,000	11,500,000	11,500,000
Basic and diluted income per share			$ 0.00	$ 0.00	$ 0.00
As Previously Reported | Class A and Class B non-redeemable common stock
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Weighted average shares outstanding of common stock			3,280,000	3,280,000	3,100,220
Basic and diluted income per share			$ (0.02)	$ (0.02)	$ (0.08)
Adjustments
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liability	$ 1,428,600		$ 1,825,433	$ 1,825,433	$ 4,525,250
Total Liabilities	1,428,600		1,825,433	1,825,433	4,525,250
Class A common stock subject to possible redemption	(1,428,600)		(1,825,433)		(4,525,250)
Class A Common Stock	15		19	19	46
Additional Paid-in Capital	226,586		623,415	623,415	3,323,205
Accumulated Deficit	$ (226,601)		$ (623,434)	(623,434)	$ (3,323,251)
Number of Class A Common Stock Subject to Redemption	(142,860)		(182,543)		(452,525)
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Change in fair value of warrant liability			$ 396,833	396,833	$ 3,096,650
Transaction costs allocated to warrant liabilty			226,601	226,601	226,601
Net loss			(623,434)	(623,434)	(3,323,251)
CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS
Net loss				(623,434)	(3,323,251)
Allocation of initial public offering costs			226,601	226,601	226,601
Change in fair value of warrant liability			$ 396,833	396,833	3,096,650
Initial classification of warrant liability				1,428,600	1,428,600
Initial classification of common stock subject to possible redemption				(1,428,600)	(1,428,600)
Change in value of common stock subject to possible redemption				$ (396,833)	$ (3,255,200)
Adjustments | Class A redeemable common stock
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Basic and diluted income per share			$ 0.00	$ 0.00	$ 0.00
Adjustments | Class A and Class B non-redeemable common stock
CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS
Basic and diluted income per share			$ (0.14)	$ (0.14)	$ (1.08)